Trade accounts receivable (Details) - Schedule of trade accounts receivable - MXN ($) $ in Thousands	Jan. 03, 2021	Dec. 31, 2019
Schedule of trade accounts receivable [Abstract]
Trade account receivables	$ 766,889	$ 260,727
Expected credit loss	(9,083)	(13,640)
Trade receivables	$ 757,806	$ 247,087